April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
Aristocrat Leisure Ltd.	4,264	$182,111
BlueScope Steel Ltd.	28,854	441,941
Brambles Ltd.	118,408	1,556,077
Cochlear Ltd.	1,762	308,580
Commonwealth Bank of Australia	20,123	2,144,892
Goodman Group	1,542	29,520
GPT Group (The)	63,008	186,778
James Hardie Industries PLC(a)	2,459	57,718
Lottery Corp. Ltd. (The)	11,259	37,521
Macquarie Group Ltd.	13,022	1,609,194
National Australia Bank Ltd.	11,006	254,136
QBE Insurance Group Ltd.	98,654	1,363,391
REA Group Ltd.	2,637	418,966
Santos Ltd.	49,689	191,023
Stockland	161,884	568,899
Suncorp Group Ltd.	34,309	446,157
Transurban Group	255,282	2,300,441
Westpac Banking Corp.	73,345	1,539,157
Woodside Energy Group Ltd.	15,441	201,275
Woolworths Group Ltd.	2,588	52,233
		13,890,010
Austria — 0.3%
Erste Group Bank AG	4,286	290,255
OMV AG	906	46,843
Verbund AG	4,429	340,373
		677,471
Belgium — 0.9%
Ageas SA	5,199	326,062
Anheuser-Busch InBev SA	3,120	205,636
Argenx SE(a)	537	347,143
UCB SA	6,131	1,124,052
		2,002,893
Canada — 11.7%
Alimentation Couche-Tard Inc.	8,973	468,372
Bank of Montreal	3,799	364,000
Bank of Nova Scotia (The)	20,806	1,041,055
Brookfield Asset Management Ltd., Class A	1,059	56,507
Brookfield Corp., Class A	1,386	74,458
Brookfield Renewable Corp.	13,791	393,042
Cameco Corp.	6,318	285,194
Canadian Imperial Bank of Commerce	24,621	1,552,877
Canadian National Railway Co.	2,943	285,014
Celestica Inc., NVS(a)	2,836	241,984
CGI Inc.	2,697	285,977
Enbridge Inc.	13,647	638,200
Franco-Nevada Corp.	11,120	1,910,953
George Weston Ltd.	648	126,253
GFL Environmental Inc.	1,428	71,255
iA Financial Corp. Inc.	6,357	617,532
Imperial Oil Ltd.	10,676	720,123
Intact Financial Corp.	3,017	670,038
Keyera Corp.	6,021	186,884
Kinross Gold Corp.	4,457	65,791
Manulife Financial Corp.	28,717	880,091
National Bank of Canada	11,088	973,839
Onex Corp.	1,534	108,613
Pan American Silver Corp.	25,666	646,211
Power Corp. of Canada	4,930	186,600
Restaurant Brands International Inc.	10,423	671,605
Royal Bank of Canada	33,766	4,052,849
Security	Shares	Value
Canada (continued)
Shopify Inc., Class A(a)	10,001	$951,205
Stantec Inc.	7,753	680,482
Sun Life Financial Inc.	15,452	920,776
Teck Resources Ltd., Class B	18,697	635,394
TELUS Corp.	28,758	442,655
Toronto-Dominion Bank (The)	18,222	1,164,352
Wheaton Precious Metals Corp.	17,241	1,439,585
WSP Global Inc.	13,510	2,394,678
		26,204,444
Denmark — 1.9%
Carlsberg A/S, Class B	289	39,377
Danske Bank A/S	6,828	239,578
DSV A/S	2,253	477,545
Genmab A/S(a)	1,109	235,151
Novo Nordisk A/S, Class B	35,179	2,352,121
Novonesis (Novozymes) B, Class B	9,989	648,859
Orsted A/S(a)(b)	1,624	64,624
Rockwool A/S, Class B	2,100	95,865
Vestas Wind Systems A/S	9,708	129,429
		4,282,549
Finland — 0.5%
Neste OYJ	11,412	118,381
Nokia OYJ	6,262	31,305
Sampo OYJ, Class A	13,982	140,080
Wartsila OYJ Abp	42,586	786,833
		1,076,599
France — 11.1%
Airbus SE	12,645	2,145,736
Amundi SA(b)	7,083	559,495
Arkema SA	897	68,195
BioMerieux	3,501	472,566
Capgemini SE	3,198	510,568
Carrefour SA	27,495	424,075
Cie de Saint-Gobain SA	2,214	240,702
Covivio SA/France	1,733	97,178
Credit Agricole SA	104,447	1,959,069
Dassault Systemes SE	24,936	934,505
Engie SA	55,921	1,155,794
Eurazeo SE	2,103	153,770
Gecina SA	406	41,679
Hermes International SCA	540	1,485,097
Ipsen SA	1,818	211,439
Kering SA	1,078	219,322
Klepierre SA	1,427	52,233
La Francaise des Jeux SAEM(b)	1,169	41,668
Legrand SA	6,409	704,348
L'Oreal SA	4,606	2,035,233
LVMH Moet Hennessy Louis Vuitton SE	4,162	2,305,454
Renault SA	4,522	240,169
Rexel SA	6,789	188,623
Safran SA	3,351	891,767
Sanofi SA	18,972	2,075,382
Schneider Electric SE	12,451	2,909,123
Societe Generale SA	571	29,771
Sodexo SA	3,293	209,029
STMicroelectronics NV	16,582	376,960
Thales SA	227	63,588
TotalEnergies SE	34,936	1,989,787
Unibail-Rodamco-Westfield, New	805	68,147
Vinci SA	487	68,408
		24,928,880

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 7.6%
adidas AG	1,358	$312,464
Allianz SE, Registered	4,631	1,915,274
BASF SE	2,125	108,523
Bayerische Motoren Werke AG	7,646	648,514
Commerzbank AG	33,047	874,673
Daimler Truck Holding AG	5,321	213,779
Deutsche Bank AG, Registered	31,614	828,930
GEA Group AG	14,280	931,623
Hannover Rueck SE	235	75,435
Heidelberg Materials AG	690	137,940
Knorr-Bremse AG	273	27,075
Mercedes-Benz Group AG	25,438	1,520,908
MTU Aero Engines AG	223	77,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	78	53,400
Puma SE	6,410	165,512
Rheinmetall AG	455	774,889
SAP SE	11,164	3,266,460
Siemens AG, Registered	11,749	2,705,341
Siemens Energy AG(a)	11,032	851,490
Siemens Healthineers AG(b)	11,695	630,446
Symrise AG, Class A	4,110	474,012
Talanx AG(a)	1,882	215,994
Zalando SE(a)(b)	8,662	316,304
		17,126,167
Hong Kong — 1.9%
AIA Group Ltd.	211,000	1,581,004
CK Hutchison Holdings Ltd.	12,000	67,669
Futu Holdings Ltd., ADR	437	40,340
Galaxy Entertainment Group Ltd.	89,000	321,432
Hang Seng Bank Ltd.	23,000	321,052
HKT Trust & HKT Ltd., Class SS	32,000	45,535
Hong Kong & China Gas Co. Ltd.	61,000	54,886
MTR Corp. Ltd.	110,500	381,482
Sands China Ltd.(a)	251,200	449,886
Sun Hung Kai Properties Ltd.	59,500	564,442
Swire Pacific Ltd., Class A	39,500	341,583
		4,169,311
Ireland — 0.3%
AIB Group PLC	40,151	269,857
Bank of Ireland Group PLC	16,897	198,396
Kingspan Group PLC	2,723	229,779
		698,032
Israel — 0.6%
Bank Hapoalim BM	14,066	206,328
Bank Leumi Le-Israel BM	3,101	44,037
Check Point Software Technologies Ltd.(a)	299	65,649
CyberArk Software Ltd.(a)	2,340	824,054
ICL Group Ltd.	9,520	63,550
Teva Pharmaceutical Industries Ltd., ADR(a)	10,791	167,369
		1,370,987
Italy — 1.7%
Enel SpA	128,042	1,109,993
Eni SpA	43,248	619,378
Intesa Sanpaolo SpA	344,696	1,840,085
Leonardo SpA	1,457	75,747
Moncler SpA	362	22,343
Stellantis NV	6,909	64,291
		3,731,837
Japan — 18.4%
Advantest Corp.	18,100	757,230
Security	Shares	Value
Japan (continued)
Aeon Co. Ltd.	4,000	$118,285
Ajinomoto Co. Inc.	10,400	212,722
Asahi Group Holdings Ltd.	10,300	142,370
Asahi Kasei Corp.	22,600	157,494
Asics Corp.	32,600	700,706
Astellas Pharma Inc.	88,700	888,255
Bandai Namco Holdings Inc.	9,100	316,248
Chugai Pharmaceutical Co. Ltd.	9,800	564,573
Dai Nippon Printing Co. Ltd.	12,900	179,810
Daifuku Co. Ltd.	13,600	359,781
Dai-ichi Life Holdings Inc.	68,800	496,767
Daiichi Sankyo Co. Ltd.	23,300	596,028
Daiwa House Industry Co. Ltd.	36,400	1,317,058
Daiwa Securities Group Inc.	10,200	67,074
Denso Corp.	76,000	981,307
Dentsu Group Inc.	4,700	98,541
Disco Corp.	1,700	328,915
Fuji Electric Co. Ltd.	6,500	289,034
FUJIFILM Holdings Corp.	71,700	1,468,586
Fujikura Ltd.	1,100	40,928
Fujitsu Ltd.	23,900	530,949
Hankyu Hanshin Holdings Inc.	15,100	430,685
Hitachi Ltd.	100,300	2,478,966
Honda Motor Co. Ltd.	104,200	1,060,208
Idemitsu Kosan Co. Ltd.	18,300	113,405
ITOCHU Corp.	5,600	286,400
JFE Holdings Inc.	5,400	62,888
Kajima Corp.	2,500	59,694
Kao Corp.	31,900	1,366,007
Keyence Corp.	100	41,809
Komatsu Ltd.	13,200	381,738
Kubota Corp.	71,200	827,372
Kyocera Corp.	5,100	60,444
Kyowa Kirin Co. Ltd.	2,000	31,229
LY Corp.	68,500	259,068
Makita Corp.	900	26,320
Mitsubishi Electric Corp.	18,500	357,890
Mitsubishi Estate Co. Ltd.	37,400	656,967
Mitsubishi Heavy Industries Ltd.	30,800	607,155
Mitsubishi UFJ Financial Group Inc.	64,700	815,163
Mitsui & Co. Ltd.	26,000	525,749
Mitsui OSK Lines Ltd.	2,800	93,251
MonotaRO Co. Ltd.	1,400	26,926
NEC Corp.	16,400	399,222
Nintendo Co. Ltd.	13,000	1,079,260
Nippon Steel Corp.	18,700	393,592
Nippon Yusen KK	1,500	49,009
Nomura Holdings Inc.	154,400	860,558
Nomura Research Institute Ltd.	28,000	1,060,288
NTT Data Group Corp.	9,600	190,660
Obic Co. Ltd.	1,200	42,014
Olympus Corp.	49,100	643,357
Omron Corp.	14,900	442,306
Ono Pharmaceutical Co. Ltd.	71,800	826,485
Rakuten Group Inc.(a)	16,800	99,058
Recruit Holdings Co. Ltd.	500	27,708
Renesas Electronics Corp.	23,200	272,258
Ricoh Co. Ltd.	15,900	167,238
SCREEN Holdings Co. Ltd.	2,800	186,192
Secom Co. Ltd.	16,000	588,327
Sekisui Chemical Co. Ltd.	34,200	597,608
Sekisui House Ltd.	2,700	62,073

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SG Holdings Co. Ltd.	19,900	$209,540
Shimadzu Corp.	6,300	161,264
Shionogi & Co. Ltd.	1,900	31,921
Shiseido Co. Ltd.	15,300	251,551
SoftBank Corp.	287,300	434,755
SoftBank Group Corp.	2,900	146,652
Sompo Holdings Inc.	8,000	262,169
Sony Group Corp.	50,800	1,340,245
Sumitomo Electric Industries Ltd.	14,600	234,672
Sumitomo Metal Mining Co. Ltd.	25,400	563,550
Sumitomo Mitsui Financial Group Inc.	59,900	1,429,047
Suzuki Motor Corp.	6,400	76,695
Sysmex Corp.	8,000	148,505
Takeda Pharmaceutical Co. Ltd.	2,900	87,721
Terumo Corp.	39,100	748,402
Tokio Marine Holdings Inc.	11,000	440,906
Tokyo Electron Ltd.	5,400	804,051
Toray Industries Inc.	250,800	1,601,737
Toyota Motor Corp.	69,400	1,325,499
Toyota Tsusho Corp.	6,200	123,211
Trend Micro Inc./Japan	2,600	186,552
Unicharm Corp.	7,000	64,996
Yokogawa Electric Corp.	8,400	181,777
ZOZO Inc.	112,200	1,139,445
		41,164,071
Netherlands — 4.0%
Adyen NV(a)(b)	284	459,572
Akzo Nobel NV	4,575	288,841
ASML Holding NV	4,418	2,957,594
BE Semiconductor Industries NV	1,659	179,676
Coca-Cola Europacific Partners PLC	11,156	1,012,295
ING Groep NV	9,163	177,939
InPost SA(a)	3,840	64,865
Koninklijke KPN NV	177,346	824,988
Koninklijke Philips NV(a)	30,941	785,277
NN Group NV	7,276	446,167
Prosus NV	21,399	1,003,283
Wolters Kluwer NV	4,166	735,545
		8,936,042
New Zealand — 0.1%
Meridian Energy Ltd.	79,783	259,703
Norway — 0.8%
Aker BP ASA	20,904	448,757
Equinor ASA	7,606	172,167
Norsk Hydro ASA	21,119	112,024
Orkla ASA	85,642	955,118
Salmar ASA	456	22,533
		1,710,599
Portugal — 0.8%
EDP SA	163,955	646,255
Galp Energia SGPS SA	58,456	905,704
Jeronimo Martins SGPS SA	15,026	363,665
		1,915,624
Singapore — 1.0%
DBS Group Holdings Ltd.	49,170	1,597,493
Grab Holdings Ltd., Class A(a)	9,154	44,672
Sea Ltd., ADR(a)	2,392	320,648
Singapore Airlines Ltd.	9,600	49,266
United Overseas Bank Ltd.	5,800	154,041
		2,166,120
Security	Shares	Value
Spain — 3.2%
Acciona SA	219	$31,913
Aena SME SA(b)	310	77,877
Amadeus IT Group SA	2,736	215,359
Banco Santander SA	92,223	649,329
Cellnex Telecom SA(b)	26,858	1,086,926
Grifols SA(a)	13,154	124,550
Iberdrola SA	179,653	3,238,399
Industria de Diseno Textil SA	30,401	1,634,813
Telefonica SA	8,791	45,162
		7,104,328
Sweden — 2.9%
Alfa Laval AB	16,134	669,171
Atlas Copco AB, Class A	10,912	168,904
Atlas Copco AB, Class B	10,840	150,521
Boliden AB(a)	24,348	746,024
Epiroc AB, Class A	6,605	142,897
EQT AB	43,469	1,256,146
Evolution AB(b)	3,503	242,669
Investment AB Latour, Class B	21,987	593,355
Nibe Industrier AB, Class B	63,467	270,649
Saab AB, Class B	669	31,152
SKF AB, Class B	4,457	87,363
Swedish Orphan Biovitrum AB(a)	6,215	189,027
Tele2 AB, Class B	82,449	1,216,455
Telefonaktiebolaget LM Ericsson, Class B	34,487	291,325
Telia Co. AB	102,138	383,678
		6,439,336
Switzerland — 7.9%
ABB Ltd., Registered	3,601	190,172
Barry Callebaut AG, Registered	20	17,930
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	174,888
Geberit AG, Registered	651	450,961
Givaudan SA, Registered	68	328,056
Kuehne + Nagel International AG, Registered	2,513	578,736
Logitech International SA, Registered	1,678	127,511
Lonza Group AG, Registered	316	227,049
Nestle SA, Registered	41,349	4,401,081
Novartis AG, Registered	11,975	1,365,835
Roche Holding AG, NVS	6,567	2,147,319
SGS SA	1,964	191,807
SIG Group AG	29,691	572,738
Sika AG, Registered	4,413	1,102,842
Sonova Holding AG, Registered	3,739	1,149,421
Swatch Group AG (The), Bearer	725	125,818
Swiss Life Holding AG, Registered	1,477	1,474,725
Swisscom AG, Registered	1,677	1,118,363
Temenos AG, Registered	3,064	219,476
UBS Group AG, Registered	28,008	850,193
Zurich Insurance Group AG	1,388	984,468
		17,799,389
United Kingdom — 13.3%
3i Group PLC	23,318	1,321,921
Admiral Group PLC	22,031	958,183
Anglo American PLC	24,208	660,839
Antofagasta PLC	4,448	97,614
AstraZeneca PLC	23,009	3,296,426
Auto Trader Group PLC(b)	84,531	949,694
Aviva PLC	41,279	309,279
BAE Systems PLC	15,567	360,884
Barclays PLC	187,596	747,315

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
BP PLC	252,252	$1,164,746
BT Group PLC	174,001	403,849
Centrica PLC	65,496	140,229
Coca-Cola HBC AG, Class DI	4,824	251,204
Compass Group PLC	3,569	120,328
Diageo PLC	69,727	1,957,961
Experian PLC	1,893	94,179
GSK PLC	81,576	1,613,793
HSBC Holdings PLC	344,219	3,837,140
Informa PLC	51,183	500,003
J Sainsbury PLC	225,775	802,430
Lloyds Banking Group PLC	1,140,142	1,120,164
London Stock Exchange Group PLC	10,535	1,640,420
Mondi PLC, NVS	12,786	194,080
National Grid PLC	2,901	41,873
NatWest Group PLC, NVS	109,238	702,650
Pearson PLC	4,612	73,936
Reckitt Benckiser Group PLC	15,050	971,425
RELX PLC	35,961	1,962,577
Rolls-Royce Holdings PLC	49,456	500,617
Schroders PLC	46,630	205,460
Segro PLC	15,956	145,146
Shell PLC	57,902	1,868,599
Tesco PLC	145,912	722,119
		29,737,083
United States — 0.4%
Spotify Technology SA(a)	1,330	816,594
Total Common Stocks — 97.5% (Cost: $205,389,223)		218,208,069
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,464	118,140
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	984	$76,424
Volkswagen AG, Preference Shares, NVS	5,913	643,395
		837,959
Total Preferred Stocks — 0.4% (Cost: $801,353)		837,959
Total Long-Term Investments — 97.9% (Cost: $206,190,576)		219,046,028
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,230,000	2,230,000
Total Short-Term Securities — 1.0% (Cost: $2,230,000)		2,230,000
Total Investments — 98.9% (Cost: $208,420,576)		221,276,028
Other Assets Less Liabilities — 1.1%		2,433,514
Net Assets — 100.0%		$223,709,542

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$166,549	$—	$(166,489)(b)	$(43)	$(17)	$—	—	$633 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,730,000	500,000 (b)	—	—	—	2,230,000	2,230,000	48,209	—
				$(43)	$(17)	$2,230,000		$48,842	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	31	06/20/25	$3,867	$57,253
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,755,768	$188,452,301	$—	$218,208,069
Preferred Stocks	—	837,959	—	837,959
Short-Term Securities
Money Market Funds	2,230,000	—	—	2,230,000
	$31,985,768	$189,290,260	$—	$221,276,028
Derivative Financial Instruments(a)
Assets
Equity Contracts	$57,253	$—	$—	$57,253

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares